Revenues - Summary of Geographical Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Revenues	$ 1,740	$ 1,647	$ 3,625	$ 3,385
Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,740	1,647	3,625	3,385
U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,247	1,191	2,641	2,481
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	53	54	105	104
Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	75	68	151	133
Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,375	1,313	2,897	2,718
U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	225	210	446	422
Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	74	61	149	115
EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	299	271	595	537
Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	66	63	133	130
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	727	705	1,448	1,419
Legal Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	585	570	1,171	1,153
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	26	20	49	40
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	8	8	15	15
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	619	598	1,235	1,208
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	67	62	133	130
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	11	16	21	25
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	78	78	154	155
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	30	29	59	56
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	442	392	949	827
Corporates [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	338	315	729	666
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	3	4	8	8
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	23	19	49	38
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	364	338	786	712
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	37	29	71	58
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	28	13	63	30
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	65	42	134	88
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	13	12	29	27
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	250	229	578	511
Tax & Accounting Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	185	169	450	396
Tax & Accounting Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	12	11	25	23
Tax & Accounting Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	39	36	77	69
Tax & Accounting Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	236	216	552	488
Tax & Accounting Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	7	8	14	13
Tax & Accounting Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2		3
Tax & Accounting Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	9	8	17	13
Tax & Accounting Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	5	5	9	10
Reuters News [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	205	194	415	369
Reuters News [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	50	44	112	74
Reuters News [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2	2	3	3
Reuters News [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2	2	4	4
Reuters News [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	54	48	119	81
Reuters News [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	107	103	212	205
Reuters News [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	31	30	59	57
Reuters News [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	138	133	271	262
Reuters News [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	13	13	25	26
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	123	133	247	271
Global Print [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	96	99	191	204
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	10	17	20	30
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	3	3	6	7
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	109	119	217	241
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	7	8	16	16
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2	2	3	3
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	9	10	19	19
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	5	4	11	11
Eliminations/ Rounding [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	(7)	(6)	(12)	(12)
Eliminations/ Rounding [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	(7)	(6)	(12)	(12)
Eliminations/ Rounding [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	0		0
Eliminations/ Rounding [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	0		0
Eliminations/ Rounding [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	(7)	$ (6)	(12)	$ (12)
Eliminations/ Rounding [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	0		0
Eliminations/ Rounding [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	0		0
Eliminations/ Rounding [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	0		0
Eliminations/ Rounding [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	$ 0		$ 0